Accumulated Other Comprehensive Losses - Schedule of Accumulated Other Comprehensive Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Other Comprehensive Losses [Abstract]
Foreign currency translation adjustment , Beginning balance	¥ (9,344,881)	¥ (10,211,997)
Foreign currency translation adjustment, Other comprehensive loss, net	524,148	867,116
Foreign currency translation adjustment , Ending balance	(8,820,733)	(9,344,881)
Total, Beginning balance	(9,344,881)	(10,211,997)
Total, Other comprehensive loss, net	524,148	867,116
Total, Ending balance	¥ (8,820,733)	¥ (9,344,881)